Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Health Care Portfolio

November 30, 2019

HEA-QTLY-0120
1.810696.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Biotechnology - 25.7%
Biotechnology - 25.7%
AbbVie, Inc.	1,000,000	$87,730,000
Acceleron Pharma, Inc. (a)	650,000	31,824,000
Alexion Pharmaceuticals, Inc. (a)	1,000,000	113,940,000
Allakos, Inc. (a)(b)	330,000	31,350,000
Allogene Therapeutics, Inc. (a)(b)	280,000	7,890,400
Alnylam Pharmaceuticals, Inc. (a)	664,659	77,858,155
Amgen, Inc.	700,000	164,304,000
Aprea Therapeutics, Inc.	400,000	10,072,000
Argenx SE ADR (a)	595,900	88,222,995
Ascendis Pharma A/S sponsored ADR (a)	850,308	97,938,475
BeiGene Ltd. ADR (a)	260,000	52,855,400
BELLUS Health, Inc. (a)	1,131,700	7,921,900
BioNTech AG	1,638,432	32,411,462
bluebird bio, Inc. (a)(b)	535,000	43,302,900
Blueprint Medicines Corp. (a)	900,000	73,836,000
Cellectis SA sponsored ADR (a)	690,000	9,591,000
FibroGen, Inc. (a)	1,000,000	42,370,000
G1 Therapeutics, Inc. (a)	917,300	19,813,680
Gritstone Oncology, Inc. (a)	584,900	5,094,479
Immunomedics, Inc. (a)(b)	900,000	16,902,000
Innovent Biolgics, Inc. (a)(c)	4,000,000	14,000,664
Insmed, Inc. (a)	1,240,000	28,582,000
Intercept Pharmaceuticals, Inc. (a)	340,600	36,910,822
Kura Oncology, Inc. (a)	1,000,000	15,940,000
Momenta Pharmaceuticals, Inc. (a)	500,000	8,400,000
Morphic Holding, Inc.	66,413	1,054,638
Morphosys AG (a)	200,000	24,724,392
Morphosys AG sponsored ADR (a)	99	3,031
Natera, Inc. (a)	400,000	14,596,000
Neurocrine Biosciences, Inc. (a)	600,000	69,966,000
Principia Biopharma, Inc. (a)	770,145	27,594,295
Sage Therapeutics, Inc. (a)	86,679	13,415,309
Sarepta Therapeutics, Inc. (a)(b)	1,240,000	139,487,600
Scholar Rock Holding Corp. (a)	94,535	804,493
Turning Point Therapeutics, Inc.	147,182	8,274,572
uniQure B.V. (a)	360,000	20,037,600
Vertex Pharmaceuticals, Inc. (a)	1,690,000	374,757,500
Viela Bio, Inc.	600,000	18,576,000
Viking Therapeutics, Inc. (a)(b)	1,160,000	8,491,200
Xencor, Inc. (a)	1,200,000	47,280,000
Zymeworks, Inc. (a)	782,425	34,105,906
		1,922,230,868
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	600,000	14,430,000
Health Care Equipment & Supplies - 27.0%
Health Care Equipment - 27.0%
Atricure, Inc. (a)	1,500,000	44,625,000
Becton, Dickinson & Co.	1,440,000	372,240,000
Boston Scientific Corp. (a)	11,500,000	497,375,000
Danaher Corp.	760,000	110,944,800
Genmark Diagnostics, Inc. (a)	2,470,000	13,782,600
Hologic, Inc. (a)	1,690,000	86,730,800
Insulet Corp.(a)	1,000,000	185,700,000
Intuitive Surgical, Inc. (a)	440,000	260,876,000
Masimo Corp. (a)	600,000	93,042,000
Penumbra, Inc. (a)(b)	730,900	129,310,828
Shockwave Medical, Inc. (a)(b)	610,000	23,887,600
Stryker Corp.	1,000,000	204,860,000
		2,023,374,628
Health Care Providers & Services - 23.5%
Health Care Distributors & Services - 0.4%
EBOS Group Ltd.	2,280,000	33,359,090
Health Care Facilities - 2.2%
HCA Holdings, Inc.	1,160,000	160,845,600
Health Care Services - 4.6%
Cigna Corp.	1,600,000	319,872,000
Premier, Inc. (a)	600,000	21,324,000
		341,196,000
Managed Health Care - 16.3%
Centene Corp. (a)	3,700,000	223,739,000
HealthEquity, Inc. (a)	600,000	37,734,000
Humana, Inc.	760,000	259,334,800
Molina Healthcare, Inc. (a)	560,000	75,880,000
Notre Dame Intermedica Participacoes SA	2,400,000	31,989,040
UnitedHealth Group, Inc.	2,120,000	593,324,401
		1,222,001,241

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,757,401,931

Health Care Technology - 0.2%
Health Care Technology - 0.2%
Castlight Health, Inc. (a)	1,845,550	2,565,315
Castlight Health, Inc. Class B (a)	3,850,000	5,351,500
Health Catalyst, Inc. (b)	170,000	6,754,100
		14,670,915
Life Sciences Tools & Services - 3.8%
Life Sciences Tools & Services - 3.8%
10X Genomics, Inc.	3,018,778	176,299,654
Bruker Corp.	1,000,000	51,190,000
Lonza Group AG	170,000	57,746,437
		285,236,091
Pharmaceuticals - 18.0%
Pharmaceuticals - 18.0%
AstraZeneca PLC (United Kingdom)	3,850,000	371,940,076
Bristol-Myers Squibb Co.	1,000,000	56,940,000
Dechra Pharmaceuticals PLC	1,280,000	46,914,716
Eli Lilly & Co.	2,160,000	253,476,000
MyoKardia, Inc. (a)	540,521	35,214,943
Nektar Therapeutics (a)(b)	1,200,000	24,348,000
Recordati SpA	600,000	25,167,315
Roche Holding AG (participation certificate)	1,400,000	431,610,167
RPI International Holdings LP (a)(d)(e)	199,753	31,158,472
Theravance Biopharma, Inc. (a)	1,275,435	27,753,466
Zogenix, Inc. (a)	884,600	42,266,188
		1,346,789,343
Software - 0.3%
Application Software - 0.3%
Benefitfocus, Inc. (a)(b)	997,312	23,915,542
TOTAL COMMON STOCKS
(Cost $4,720,899,231)		7,388,049,318

Convertible Preferred Stocks - 0.9%
Biotechnology - 0.0%
Biotechnology - 0.0%
Generation Bio Series B (a)(d)(e)	130,800	1,188,972
Health Care Providers & Services - 0.3%
Health Care Services - 0.3%
1Life Healthcare, Inc. Series G (a)(d)(e)	1,639,892	24,172,008
Pharmaceuticals - 0.4%
Pharmaceuticals - 0.4%
Harmony Biosciences II, Inc.:
Series A (a)(d)(e)	10,935,215	21,433,021
Series C (d)(e)	1,845,926	3,618,015
		25,051,036
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc. Series B (a)(d)(e)	8,159,125	15,910,294
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $45,049,489)		66,322,310

Money Market Funds - 2.1%
Fidelity Cash Central Fund 1.61% (f)	38,047,369	38,054,979
Fidelity Securities Lending Cash Central Fund 1.61% (f)(g)	115,864,896	115,876,483
TOTAL MONEY MARKET FUNDS
(Cost $153,929,078)		153,931,462
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $4,919,877,798)		7,608,303,090
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(127,082,888)
NET ASSETS - 100%		$7,481,220,202

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,000,664 or 0.2% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $97,480,782 or 1.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$10,800,001
Generation Bio Series B	2/21/18	$1,196,258
Harmony Biosciences II, Inc. Series A	9/22/17	$10,935,215
Harmony Biosciences II, Inc. Series C	8/9/19	$3,618,015
Outset Medical, Inc. Series B	5/5/15	$18,500,000
RPI International Holdings LP	5/21/15 - 3/23/16	$26,504,031

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$569,859
Fidelity Securities Lending Cash Central Fund	762,668
Total	$1,332,527

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board ofTrustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach, income approach and cost approach and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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